Options, Warrants, and Restricted Stock Units & Equity Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Common Stock Options Activity

. The following table summarizes the Company’s stock options outstanding as of September 30, 2017.

Stock Options Outstanding as of September 30, 2017 (unaudited)
Date of Grant	Exercise Price ($)	Expiration Date	Remaining Contractual Life (Years)	Number Outstanding	Number Exercisable
03/31/2014	8.00	03/31/2019	1.50	163,301	143,704
04/04/2014	8.69	04/04/2019	1.51	14,155	12,456
			Total	177,456	156,160

Stock option information for the two years ended December 31, 2016 is as follows.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Common Stock Options
Outstanding, January 1, 2015	210,489	$8.05	3.62	$0.96	$—
Exercisable, January 1, 2015	125,308	$8.04	3.18	$0.88	$—
Granted	—	—
Exercised	—	—
Cancelled	—	—
Outstanding, December 31, 2015	210,489	$8.05	2.81	$0.96	$—
Exercisable, December 31, 2015	146,603	$8.04	2.62	$0.90	$—
Granted	—	—
Exercised	—	—
Cancelled	(33,033)	8.00
Outstanding, December 31, 2016	177,456	$8.06	2.25	$1.07	$—
Exercisable, December 31, 2016	134,865	$8.06	2.25	$1.07	$—

Schedule of Restricted Stock Awards Activity

The following table summarizes RSU activity for the nine months ended September 30, 2017.

Restricted Stock Units	Number of Units	Weighted Average Grant Date Fair Value
Non-vested units, December 31, 2016	20,500	$1.34
Granted	—	—
Vested	—	—
Forfeited	—	—
Non-vested units, September 30, 2017 (unaudited)	20,500	$1.34

The following table summarizes RSU activity for the two years ended December 31, 2016.

Restricted Stock Units	Number of Units	Weighted Average Grant Date Fair Value
Non-vested units, January 1, 2015	—	$—
Granted	20,500	1.34
Vested	—	—
Forfeited	—	—
Non-vested units, December 31, 2015	20,500	$1.34
Granted	—	—
Vested	—	—
Forfeited	—	—
Non-vest units, December 31, 2016	20,500	$1.34

Schedule of Stock Warrants Issued, Exercised and Outstanding

The following table summarizes the Company’s warrants outstanding as of September 30, 2017.

Date of Grant	Exercise Price ($)	Expiration Date	Remaining Contractual Life (Years)	Number Outstanding and Exercisable
03/31/2014	9.60	03/31/2019	1.50	312,500
03/31/2014	10.00	03/31/2019	1.50	94,375
02/24/2015	15.00	02/24/2022	4.41	1,500,000
			Total	1,906,875

Stock warrants issued, exercised and outstanding as of December 31, 2016 are as follows.

	Shares	Weighted Average Exercise Price
Common Stock Warrants
Outstanding, January 1, 2015	406,875	$9.69
Exercisable, January 1, 2015	312,500	$9.60
Granted	1,500,000	15.00
Exercised	—
Cancelled	—
Outstanding, December 31, 2015	1,906,875	$13.87
Exercisable, December 31, 2015	1,906,875	$13.87
Granted	—	—
Exercised	—	—
Cancelled	—	—
Outstanding, December 31, 2016	1,906,875	$13.87
Exercisable, December 31, 2016	1,906,875	$13.87

Schedule of Non- Vested Employee Stock Options

A summary of the status of the Company’s non-vested employee stock options is as follows.

	Shares	Weighted Average Grant Date Fair Value
Non-Vested Common Stock Options
Non-vested, January 1, 2015	85,181	$1.07
Granted	—	—
Vested	(21,295)	1.07
Cancelled	—	—
Non-vested, December 31, 2015	63,886	$1.07
Granted	—	—
Vested	(21,295)	1.07
Cancelled	—	—
Non-vested, December 31, 2016	42,591	$1.07